Quarterly Holdings Report
for
Fidelity® Small Cap Growth Index Fund
September 30, 2025
SGR-NPRT1-1125
1.9896348.106
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	10,516	147,539
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)	8,469	52,677
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	67,445	1,425,787
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	112,607	1,486,412
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA	17,202	256,998
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd (b)	6,582	241,625
Kestrel Group Ltd (c)	1,494	40,801

TOTAL BERMUDA		282,426
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Pagseguro Digital Ltd Class A	78,450	784,500
StoneCo Ltd Class A (b)	178,015	3,366,264
		4,150,764
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)	40,834	178,853
TOTAL BRAZIL		4,329,617
CANADA - 1.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	67,664	396,511
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kolibri Global Energy Inc (United States) (b)	4,477	24,847
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	14,908	217,955
Health Care - 0.4%
Biotechnology - 0.4%
Aurinia Pharmaceuticals Inc (b)	82,236	908,708
Bright Minds Biosciences Inc (United States) (b)	3,251	197,206
Fennec Pharmaceuticals Inc (United States) (b)	4,464	41,783
TuHURA Biosciences Inc (b)	18,153	45,019
Xenon Pharmaceuticals Inc (b)	54,017	2,168,783
		3,361,499
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	5,778	193,736
Information Technology - 0.6%
Software - 0.6%
D-Wave Quantum Inc (b)(c)	218,913	5,409,341
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	199,525	1,755,821
US Goldmining Inc (b)	1,165	14,976
Vox Royalty Corp (United States)	31,487	135,394
		1,906,191
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	74,917	313,153
TOTAL CANADA		11,823,233
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	52,591	214,045
Software - 0.0%
Mercurity Fintech Holding Inc (b)(c)	1,441	35,420
TOTAL CHINA		249,465
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	2,203	19,144
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	45,775	668,315
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,622	25,590
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	2,268	142,975
TOTAL IRELAND		168,565
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	19,687	107,885
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	10,746	39,760
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	5,051	91,019
TOTAL HEALTH CARE		130,779

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	21,978	945,054
TOTAL ISRAEL		1,075,833
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa	43,608	412,096
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	11,682	95,559
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	430	6,179
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	16,223	490,097
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (United States)	3,317	83,588
TOTAL NORWAY		573,685
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.1%
First BanCorp/Puerto Rico	62,395	1,375,810
Financial Services - 0.2%
EVERTEC Inc	45,796	1,546,989
TOTAL PUERTO RICO		2,922,799
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	23,578	354,142
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	21,200	861,568
TOTAL SINGAPORE		1,215,710
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	7,533	136,272
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	51,136	204,544
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	1,873	23,356
TOTAL SWITZERLAND		227,900
THAILAND - 1.0%
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Fabrinet (b)	25,604	9,335,730
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (b)	154,714	1,915,359
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	26,101	877,516
Health Care - 0.2%
Pharmaceuticals - 0.2%
Indivior PLC (b)	73,349	1,768,444
Industrials - 0.2%
Professional Services - 0.2%
WNS Holdings Ltd (b)	26,670	2,034,121
TOTAL UNITED KINGDOM		6,595,440
UNITED STATES - 95.4%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	7,964	170,987
Bandwidth Inc Class A (b)	4,545	75,765
Cogent Communications Holdings Inc	31,829	1,220,642
Globalstar Inc (b)	35,431	1,289,334
IDT Corp Class B	8,893	465,193
Lumen Technologies Inc (b)	597,476	3,656,553
		6,878,474
Entertainment - 0.6%
Atlanta Braves Holdings Inc Class A (b)(c)	4,414	200,704
Atlanta Braves Holdings Inc Class C (b)	33,220	1,381,620
Cinemark Holdings Inc	73,848	2,069,221
CuriosityStream Inc Class A	21,083	111,740
Golden Matrix Group Inc (b)	15,421	17,425
IMAX Corp (b)	31,253	1,023,536
Madison Square Garden Entertainment Corp Class A (b)	28,236	1,277,397
Playtika Holding Corp	9,395	36,547
Reservoir Media Inc (b)(c)	1,197	9,743
Vivid Seats Inc Class A (b)(c)	1,514	25,163
		6,153,096
Interactive Media & Services - 0.7%
Arena Group Holdings Inc/The (b)	9,135	49,968
Bumble Inc Class A (b)	5,782	35,212
Cargurus Inc Class A (b)	58,202	2,166,860
EverQuote Inc Class A (b)	19,608	448,435
fuboTV Inc (b)(c)	237,975	987,596
MediaAlpha Inc Class A (b)	23,534	267,817
QuinStreet Inc (b)	38,446	594,760
Rumble Inc Class A (b)(c)	17,607	127,475
Travelzoo (b)	4,451	43,753
TripAdvisor Inc Class A	39,479	641,929
Vimeo Inc Class A (b)	43,806	339,497
Yelp Inc Class A (b)	43,989	1,372,457
ZipRecruiter Inc Class A (b)	48,044	202,746
		7,278,505
Media - 0.4%
Altice USA Inc Class A (b)	27,766	66,916
Boston Omaha Corp (b)	1,087	14,218
Emerald Holding Inc	9,893	50,355
Entravision Communications Corp Class A	8,396	19,563
Gannett Co Inc (b)	89,659	370,292
Ibotta Inc Class A (b)(c)	9,861	274,629
Integral Ad Science Holding Corp (b)	7,618	77,475
John Wiley & Sons Inc Class A	27,633	1,118,308
Magnite Inc (b)	99,062	2,157,571
Stagwell Inc Class A (b)	81,594	459,374
TechTarget Inc	2,008	11,666
Thryv Holdings Inc (b)	26,338	317,636
		4,938,003
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	54,567	468,730
TOTAL COMMUNICATION SERVICES		25,716,808

Consumer Discretionary - 8.8%
Automobile Components - 1.1%
Dorman Products Inc (b)	19,561	3,049,169
Fox Factory Holding Corp (b)	7,446	180,863
LCI Industries	1,844	171,769
Luminar Technologies Inc Class A (b)(c)	12,430	23,741
Modine Manufacturing Co (b)	37,140	5,279,823
Patrick Industries Inc	23,014	2,380,338
Solid Power Inc (b)	9,567	33,197
XPEL Inc (b)(d)	17,003	562,289
		11,681,189
Automobiles - 0.0%
Livewire Group Inc (b)	25,962	123,320
Broadline Retail - 0.0%
Groupon Inc (b)	17,670	412,595
Savers Value Village Inc (b)(c)	25,273	334,867
		747,462
Diversified Consumer Services - 1.7%
Adtalem Global Education Inc (b)	25,157	3,885,499
American Public Education Inc (b)	11,625	458,839
Carriage Services Inc	10,030	446,736
Coursera Inc (b)	97,719	1,144,289
European Wax Center Inc Class A (b)	19,359	77,242
Frontdoor Inc (b)	52,716	3,547,260
KinderCare Learning Cos Inc (b)	22,268	147,860
Laureate Education Inc (b)	31,565	995,560
Lincoln Educational Services Corp (b)	20,947	492,255
McGraw Hill Inc	11,795	148,027
Mister Car Wash Inc (b)	62,581	333,557
Nerdy Inc Class A (b)(c)	41,263	51,991
Stride Inc (b)	30,282	4,510,201
Udemy Inc (b)	68,632	481,110
Universal Technical Institute Inc (b)	33,002	1,074,215
Zspace Inc (b)	3,230	3,165
		17,797,806
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment Inc Class A (b)	38,203	422,907
Bally's Corp (c)	5,180	57,498
BJ's Restaurants Inc (b)	9,107	278,037
Bloomin' Brands Inc	37,115	266,115
Brinker International Inc (b)	31,369	3,973,826
Cheesecake Factory Inc/The	32,857	1,795,306
Cracker Barrel Old Country Store Inc (c)	4,302	189,546
Dave & Buster's Entertainment Inc (b)(c)	19,203	348,726
Denny's Corp (b)(c)	2,919	15,266
Dine Brands Global Inc	1,649	40,763
Empire Resorts Inc (b)(e)	24	0
First Watch Restaurant Group Inc (b)	32,062	501,450
Global Business Travel Group I Class A (b)	59,226	478,546
Hilton Grand Vacations Inc (b)	40,993	1,713,917
Inspired Entertainment Inc (b)	17,704	166,064
Jack in the Box Inc	11,144	220,317
Krispy Kreme Inc (c)	6,775	26,219
Kura Sushi USA Inc Class A (b)	4,435	263,483
Life Time Group Holdings Inc (b)	96,076	2,651,698
Lindblad Expeditions Holdings Inc (b)	26,574	340,147
Monarch Casino & Resort Inc	9,013	953,936
Nathan's Famous Inc	1,849	204,758
Papa John's International Inc (c)	1,977	95,193
Potbelly Corp (b)	16,119	274,668
Pursuit Attractions and Hospitality Inc (b)	917	33,177
Rci Hospitality Holdings Inc	3,536	107,883
Red Rock Resorts Inc Class A	19,015	1,161,056
Rush Street Interactive Inc Class A (b)	63,145	1,293,210
Sabre Corp (b)	67,172	122,925
Serve Robotics Inc (b)	29,456	342,573
Shake Shack Inc Class A (b)	27,508	2,575,024
Six Flags Entertainment Corp (b)(c)	54,145	1,230,174
Sweetgreen Inc Class A (b)(c)	73,135	583,617
United Parks & Resorts Inc (b)(c)	18,210	941,457
Xponential Fitness Inc Class A (b)(c)	19,414	151,235
		23,820,717
Household Durables - 1.2%
Cavco Industries Inc (b)	5,404	3,138,265
Champion Homes Inc (b)	40,616	3,101,844
Dream Finders Homes Inc Class A (b)(c)	5,108	132,399
Green Brick Partners Inc (b)	7,528	556,018
Installed Building Products Inc	16,613	4,097,763
Lovesac Co/The (b)	5,866	99,311
Sonos Inc (b)	76,867	1,214,499
		12,340,099
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	19,625	1,540,366
Latham Group Inc (b)	27,913	212,418
Marine Products Corp	3,477	30,841
Peloton Interactive Inc Class A (b)	93,793	844,137
Sturm Ruger & Co Inc	3,941	171,315
		2,799,077
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	33,383	2,855,916
Arhaus Inc Class A (b)	36,154	384,317
Arko Corp	6,578	30,061
BARK Inc (b)	45,661	37,935
Boot Barn Holdings Inc (b)	21,804	3,613,359
Buckle Inc/The	21,004	1,232,095
Build-A-Bear Workshop Inc	8,783	572,739
Camping World Holdings Inc Class A	42,567	672,133
Envela Corp (b)	4,718	36,848
EVgo Inc Class A (b)(c)	13,745	65,014
Genesco Inc (b)	360	10,435
Group 1 Automotive Inc	3,915	1,712,852
MarineMax Inc (b)	702	17,782
Petco Health & Wellness Co Inc Class A (b)	4,310	16,679
RealReal Inc/The (b)(c)	17,226	183,112
Revolve Group Inc Class A (b)	28,615	609,500
Sonic Automotive Inc Class A	3,763	286,327
Stitch Fix Inc Class A (b)	5,410	23,534
ThredUp Inc Class A (b)	65,303	617,113
Tile Shop Holdings Inc (b)	8,794	53,204
Upbound Group Inc	12,833	303,244
Urban Outfitters Inc (b)	15,110	1,079,307
Victoria's Secret & Co (b)	14,247	386,664
Warby Parker Inc Class A (b)	69,467	1,915,900
		16,716,070
Textiles, Apparel & Luxury Goods - 0.6%
Figs Inc Class A (b)	62,471	417,931
Hanesbrands Inc (b)	249,791	1,646,123
Kontoor Brands Inc	31,547	2,516,504
Steven Madden Ltd	4,510	150,994
Wolverine World Wide Inc	57,279	1,571,736
		6,303,288
TOTAL CONSUMER DISCRETIONARY		92,329,028

Consumer Staples - 2.2%
Beverages - 0.2%
National Beverage Corp (b)	16,956	626,016
Vita Coco Co Inc/The (b)	31,344	1,331,180
Zevia PBC Class A (b)	23,984	65,236
		2,022,432
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse Inc/The (b)	25,944	1,513,314
Guardian Pharmacy Services Inc Class A (b)	13,806	362,131
Natural Grocers by Vitamin Cottage Inc	9,020	360,800
PriceSmart Inc	18,177	2,202,871
		4,439,116
Food Products - 1.0%
Beyond Meat Inc (b)(c)	4,260	8,051
BRC Inc Class A (b)	68,280	106,517
Cal-Maine Foods Inc	32,522	3,060,320
Calavo Growers Inc	10,849	279,253
J & J Snack Foods Corp	11,070	1,063,716
John B Sanfilippo & Son Inc	3,281	210,903
Lifeway Foods Inc (b)	3,634	100,880
Mama's Creations Inc (b)	24,092	253,207
Marzetti Company/The	14,209	2,455,173
Simply Good Foods Co/The (b)	42,923	1,065,349
Tootsie Roll Industries Inc Class A	12,796	536,408
Vital Farms Inc (b)(c)	24,451	1,006,159
Westrock Coffee Co (b)	25,436	123,619
		10,269,555
Household Products - 0.3%
Energizer Holdings Inc	37,072	922,722
Oil-Dri Corp of America	5,556	339,138
WD-40 Co	9,670	1,910,792
		3,172,652
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	68,506	136,327
FitLife Brands Inc (b)	2,767	55,036
Herbalife Ltd (b)	52,874	446,257
Honest Co Inc/The (b)	33,007	121,466
Interparfums Inc	12,950	1,274,021
Lifevantage Corp	7,486	72,839
Nature's Sunshine Products Inc (b)	3,175	49,275
		2,155,221
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	13,369	34,224
Turning Point Brands Inc	10,821	1,069,764
		1,103,988
TOTAL CONSUMER STAPLES		23,162,964

Energy - 2.9%
Energy Equipment & Services - 1.2%
Archrock Inc	117,153	3,082,295
Aris Water Solutions Inc Class A	21,814	537,933
Atlas Energy Solutions Inc (c)	39,347	447,375
Cactus Inc Class A	48,553	1,916,387
DMC Global Inc (b)	4,410	37,264
Energy Services of America Corp	8,350	86,423
Flowco Holdings Inc Class A	7,923	117,657
Helix Energy Solutions Group Inc (b)	23,319	152,973
Kodiak Gas Services Inc	47,880	1,770,124
National Energy Services Reunited Corp (b)	4,572	46,909
Natural Gas Services Group Inc	1,914	53,573
Oceaneering International Inc (b)	58,843	1,458,130
Select Water Solutions Inc Class A (c)	3,336	35,661
Solaris Energy Infrastructure Inc Class A	25,762	1,029,707
Tidewater Inc (b)	33,140	1,767,356
		12,539,767
Oil, Gas & Consumable Fuels - 1.7%
Calumet Inc (b)(c)	5,617	102,510
Centrus Energy Corp Class A (b)(c)	8,629	2,675,595
Comstock Resources Inc (b)(c)	36,393	721,673
Core Natural Resources Inc	12,755	1,064,787
CVR Energy Inc (b)	21,851	797,124
Delek US Holdings Inc	42,492	1,371,217
Empire Petroleum Corp (b)(c)	9,787	44,237
Energy Fuels Inc/Canada (United States) (b)(c)	40,468	621,184
Epsilon Energy Ltd	1,183	5,962
Evolution Petroleum Corp	19,474	93,865
Gulfport Energy Corp (b)	11,267	2,039,102
Infinity Natural Resources Inc Class A	1,967	25,787
Kinetik Holdings Inc Class A (c)	22,551	963,830
Lightbridge Corp (b)(c)	14,925	316,559
Magnolia Oil & Gas Corp Class A	26,339	628,712
NextDecade Corp (b)	94,484	641,546
NextNRG Inc (b)	3,293	6,026
OPAL Fuels Inc Class A (b)	13,059	28,730
Par Pacific Holdings Inc (b)	10,262	363,480
PrimeEnergy Resources Corp (b)	42	7,015
REX American Resources Corp (b)	5,595	171,319
Riley Exploration Permian Inc	1,752	47,497
Sable Offshore Corp (b)	54,139	945,267
Uranium Energy Corp (b)	301,687	4,024,506
VAALCO Energy Inc	8,671	34,857
Verde Clean Fuels Inc Class A (b)	2,987	9,110
World Kinect Corp	4,821	125,105
XCF Global Inc Class A	9,520	12,471
		17,889,073
TOTAL ENERGY		30,428,840

Financials - 9.5%
Banks - 2.6%
Amerant Bancorp Inc Class A	10,664	205,495
Arrow Financial Corp	633	17,914
Axos Financial Inc (b)	4,947	418,764
Banc of California Inc	5,816	96,255
BancFirst Corp	13,569	1,715,800
Bancorp Inc/The (b)	32,279	2,417,374
Bank First Corp	1,041	126,284
Bank of Hawaii Corp	21,609	1,418,415
Bank7 Corp	201	9,300
Bankwell Financial Group Inc	796	35,223
Bridgewater Bancshares Inc (b)	6,977	122,795
California BanCorp (b)	2,372	39,565
Capital Bancorp Inc	1,823	58,154
Carter Bankshares Inc (b)	2,825	54,833
Citizens Financial Services Inc	262	15,793
City Holding Co	6,385	790,910
Coastal Financial Corp/WA Class A (b)	9,204	995,597
CoastalSouth Bancshares Inc (b)	376	8,201
Columbia Financial Inc (b)	1,288	19,333
Community Financial System Inc	8,397	492,400
Community West Bancshares	2,137	44,535
Connectone Bancorp Inc	8,284	205,526
Customers Bancorp Inc (b)	1,640	107,207
Dime Community Bancshares Inc	5,094	151,954
Eagle Bancorp Inc	3,970	80,273
Eagle Financial Services Inc	182	6,885
Esquire Financial Holdings Inc	5,056	515,990
Finwise Bancorp (b)	3,859	74,826
First Business Financial Services Inc	328	16,813
First Community Corp/SC	1,238	34,936
First Financial Bankshares Inc	95,226	3,204,356
First Financial Corp	1,011	57,061
First Internet Bancorp	2,668	59,843
First Merchants Corp	2,174	81,960
First National Corp/VA	317	7,190
First Western Financial Inc (b)	2,068	47,616
Five Star Bancorp	7,151	230,262
GBank Financial Holdings Inc (b)(c)	341	13,391
Glacier Bancorp Inc	17,375	845,641
Greene County Bancorp Inc	2,999	67,777
Guaranty Bancshares Inc/TX	602	29,348
Hanover Bancorp Inc	201	4,512
Hingham Institution For Savings The	100	26,378
Hope Bancorp Inc	4,372	47,086
International Bancshares Corp	4,078	280,363
Lakeland Financial Corp	9,987	641,165
LINKBANCORP Inc	1,966	14,018
Live Oak Bancshares Inc	10,829	381,397
MainStreet Bancshares Inc	256	5,332
Meridian Corp	1,148	18,127
Metrocity Bankshares Inc	8,298	229,772
Metropolitan Bank Holding Corp	1,506	112,679
Nbt Bancorp Inc	2,297	95,923
Nicolet Bankshares Inc	2,742	368,799
Northeast Bank	3,323	332,832
Northfield Bancorp Inc	3,169	37,394
Northrim BanCorp Inc	7,984	172,933
Old National Bancorp/IN	28,758	631,238
OP Bancorp	774	10,774
Orange County Bancorp Inc	2,406	60,655
Origin Bancorp Inc	1,250	43,150
Pathward Financial Inc	16,937	1,253,507
Patriot National Bancorp Inc (b)	35,707	46,419
PCB Bancorp	1,069	22,449
Peapack-Gladstone Financial Corp	4,679	129,140
Peoples Financial Services Corp	673	32,715
Princeton Bancorp Inc	454	14,455
Provident Financial Services Inc	14,996	289,123
Richmond Mutual BanCorp Inc	573	8,142
ServisFirst Bancshares Inc	36,561	2,944,257
Shore Bancshares Inc	3,492	57,304
SmartFinancial Inc	1,767	63,135
Southern Missouri Bancorp Inc	568	29,854
Stock Yards Bancorp Inc	17,544	1,227,905
Texas Capital Bancshares Inc (b)	4,405	372,355
Triumph Financial Inc (b)	7,243	362,440
UMB Financial Corp	4,400	520,740
Union Bankshares Inc/Morrisville VT (c)	2,425	60,043
Unity Bancorp Inc	2,448	119,634
USCB Financial Holdings Inc	2,637	46,016
Valley National Bancorp	83,897	889,308
WesBanco Inc	3,595	114,788
West BanCorp Inc	1,632	33,162
		27,093,213
Capital Markets - 2.7%
Acadian Asset Management Inc	18,942	912,247
Artisan Partners Asset Management Inc Class A	24,292	1,054,273
Bakkt Holdings Inc Class A (b)	1,659	55,825
BGC Group Inc Class A	256,471	2,426,216
Cohen & Steers Inc	17,998	1,180,849
Diamond Hill Investment Group Inc	283	39,623
Donnelley Financial Solutions Inc (b)	13,561	697,442
GCM Grosvenor Inc Class A	30,876	372,673
Moelis & Co Class A	52,613	3,752,359
P10 Inc Class A	41,278	449,105
Perella Weinberg Partners Class A	44,358	945,713
Piper Sandler Cos	12,415	4,307,881
PJT Partners Inc Class A	16,249	2,887,935
Siebert Financial Corp (b)	1,080	3,153
StepStone Group Inc Class A	49,419	3,227,555
StoneX Group Inc (b)	32,526	3,282,524
Value Line Inc	534	20,869
Victory Capital Holdings Inc Class A	31,432	2,035,536
WisdomTree Inc	85,662	1,190,702
		28,842,480
Consumer Finance - 1.1%
Atlanticus Holdings Corp (b)	235	13,766
Dave Inc Class A (b)	6,592	1,314,115
Enova International Inc (b)	17,072	1,964,816
FirstCash Holdings Inc	28,063	4,445,741
Jefferson Capital Inc	2,636	45,497
Lendingtree Inc (b)	7,427	480,750
NerdWallet Inc Class A (b)	29,239	314,612
OppFi Inc Class A	17,404	197,187
Regional Management Corp	937	36,506
Upstart Holdings Inc (b)(c)	59,659	3,030,677
Vroom Inc	101	2,730
		11,846,397
Financial Services - 1.2%
AvidXchange Holdings Inc (b)	120,648	1,200,448
Burford Capital Ltd (United States)	91,122	1,089,819
Cantaloupe Inc (b)(c)	41,646	440,198
Cass Information Systems Inc	7,543	296,666
Federal Agricultural Mortgage Corp Class C	6,042	1,014,935
Flywire Corp (b)	74,905	1,014,214
International Money Express Inc (b)	19,404	271,074
Marqeta Inc Class A (b)	124,272	656,156
NCR Atleos Corp (b)	51,829	2,037,398
Payoneer Global Inc (b)	198,310	1,199,776
Paysign Inc (b)	24,274	152,683
Priority Technology Holdings Inc (b)	17,655	121,289
Remitly Global Inc (b)	118,683	1,934,533
Sezzle Inc (b)(c)	10,239	814,308
		12,243,497
Insurance - 1.8%
Abacus Global Management Inc Class A (b)	8,720	49,966
American Coastal Insurance Corp	9,136	104,059
American Integrity Insurance Group Inc	2,141	47,765
Amerisafe Inc	7,023	307,888
Ategrity Specialty Holdings LLC	1,676	33,134
Baldwin Insurance Group Inc/The Class A (b)(c)	49,972	1,409,710
Bowhead Specialty Holdings Inc (b)	11,168	301,983
Crawford & Co Class A	11,574	123,842
F&G Annuities & Life Inc	939	29,362
Goosehead Insurance Inc Class A	13,623	1,013,824
HCI Group Inc	7,345	1,409,726
Heritage Insurance Holdings Inc (b)	12,414	312,585
Hippo Holdings Inc (b)	6,817	246,503
Investors Title Co	191	51,156
Kingstone Cos Inc	7,498	110,221
Lemonade Inc (b)(c)	39,355	2,106,673
Oscar Health Inc Class A (b)(c)	137,394	2,600,868
Palomar Hldgs Inc (b)	18,655	2,177,971
Root Inc/OH Class A (b)	8,119	726,732
Selective Insurance Group Inc	37,942	3,075,958
Selectquote Inc (b)	69,598	136,412
Skyward Specialty Insurance Group Inc (b)	25,257	1,201,223
Slide Insurance Holdings Inc (b)	7,142	112,736
Tiptree Inc Class A	4,767	91,383
Trupanion Inc (b)	26,420	1,143,458
Universal Insurance Holdings Inc	4,126	108,514
		19,033,652
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)(c)	565	11,955
Angel Oak Mortgage REIT Inc	3,702	34,688
Apollo Commercial Real Estate Finance Inc	48,733	493,665
Two Harbors Investment Corp	37,864	373,718
		914,026
TOTAL FINANCIALS		99,973,265

Health Care - 21.4%
Biotechnology - 9.7%
89bio Inc (b)	30,157	443,308
Abeona Therapeutics Inc (b)	29,254	154,461
Absci Corp (b)(c)	73,369	223,042
ACADIA Pharmaceuticals Inc (b)	88,358	1,885,560
Actuate Therapeutics Inc (b)(c)	4,373	29,255
ADMA Biologics Inc (b)	163,992	2,404,123
Akebia Therapeutics Inc (b)	19,600	53,508
Akero Therapeutics Inc (b)	49,452	2,347,981
Aldeyra Therapeutics Inc (b)	31,181	162,765
Alector Inc (b)	3,983	11,790
Alkermes PLC (b)	86,309	2,589,270
Altimmune Inc (b)(c)	57,518	216,843
Amicus Therapeutics Inc (b)	197,847	1,559,034
AnaptysBio Inc (b)	13,762	421,392
Anavex Life Sciences Corp (b)(c)	59,026	525,331
Apogee Therapeutics Inc (b)	23,130	918,955
Arbutus Biopharma Corp (b)(c)	101,113	459,053
Arcellx Inc (b)	24,322	1,996,836
Arcturus Therapeutics Holdings Inc (b)(c)	6,870	126,614
Arcus Biosciences Inc (b)	35,818	487,125
Arcutis Biotherapeutics Inc (b)	75,631	1,425,644
Ardelyx Inc (b)	166,613	918,038
ArriVent Biopharma Inc (b)	17,445	321,860
Arrowhead Pharmaceuticals Inc (b)	85,384	2,944,894
ARS Pharmaceuticals Inc (b)(c)	41,642	418,502
aTyr Pharma Inc (b)(c)	57,526	41,499
Aura Biosciences Inc (b)	10,018	61,911
Avidity Biosciences Inc (b)	66,321	2,889,606
Avita Medical Inc (b)(c)	8,603	43,961
Beam Therapeutics Inc (b)	67,937	1,648,831
Bicara Therapeutics Inc (b)	1,414	22,327
BioCryst Pharmaceuticals Inc (b)	147,927	1,122,766
Biohaven Ltd (b)	63,848	958,358
Bridgebio Pharma Inc (b)	110,831	5,756,562
Candel Therapeutics Inc (b)(c)	26,905	137,216
Capricor Therapeutics Inc (b)(c)	27,189	196,033
Cardiff Oncology Inc (b)(c)	20,583	42,401
CareDx Inc (b)	38,490	559,645
Cartesian Therapeutics Inc (b)(c)	906	9,259
Cartesian Therapeutics Inc rights (b)(e)	12,935	3,751
Catalyst Pharmaceuticals Inc (b)	82,273	1,620,778
Celcuity Inc (b)	19,792	977,725
CG oncology Inc (b)	39,727	1,600,204
Chinook Therapeutics Inc rights (b)(e)	985	0
Cogent Biosciences Inc (b)	86,534	1,242,628
Coherus Oncology Inc (b)(c)	24,248	39,767
Compass Therapeutics Inc (b)	37,387	130,855
Corvus Pharmaceuticals Inc (b)	41,833	308,309
Cytokinetics Inc (b)	9,141	502,389
Day One Biopharmaceuticals Inc (b)	2,527	17,815
Denali Therapeutics Inc (b)	5,405	78,481
DiaMedica Therapeutics Inc (b)	22,409	153,950
Dianthus Therapeutics Inc (b)	1,007	39,625
Disc Medicine Inc (b)	16,488	1,089,527
Dynavax Technologies Corp (b)	72,918	724,076
Dyne Therapeutics Inc (b)	24,657	311,911
Eledon Pharmaceuticals Inc (b)	2,485	6,436
Foghorn Therapeutics Inc (b)	15,958	78,035
Geron Corp (b)	386,021	528,849
Gossamer Bio Inc (b)	134,140	352,788
Greenwich Lifesciences Inc (b)(c)	4,318	42,964
Gyre Therapeutics Inc (b)(c)	6,432	47,983
Heron Therapeutics Inc (b)(c)	12,019	15,144
Humacyte Inc Class A (b)(c)	20,639	35,912
ImmunityBio Inc (b)(c)	133,915	329,431
Immunome Inc (b)(c)	54,641	639,846
Immunovant Inc (b)	48,277	778,225
Inhibikase Therapeutics Inc (b)	3,666	5,938
Inmune Bio Inc (b)(c)	14,748	30,528
Ironwood Pharmaceuticals Inc Class A (b)	103,991	136,228
Janux Therapeutics Inc (b)	8,946	218,640
KalVista Pharmaceuticals Inc (b)(c)	26,648	324,573
Krystal Biotech Inc (b)	17,541	3,096,513
Kymera Therapeutics Inc (b)	35,832	2,028,091
Madrigal Pharmaceuticals Inc (b)	13,185	6,047,432
MannKind Corp (b)	213,815	1,148,187
MeiraGTx Holdings plc (b)	21,876	180,039
Metsera Inc (b)	21,142	1,106,361
MiMedx Group Inc (b)	83,635	583,772
Mineralys Therapeutics Inc (b)	27,629	1,047,692
Mirum Pharmaceuticals Inc (b)	28,659	2,100,991
Monopar Therapeutics Inc (b)	2,498	204,012
Novavax Inc (b)(c)	87,035	754,593
Nuvalent Inc Class A (b)	30,520	2,639,370
Nuvectis Pharma Inc (b)	9,091	54,728
OmniAb Operations Inc (b)(e)	191	76
OmniAb Operations Inc (b)(e)	191	60
Organogenesis Holdings Inc Class A (b)	48,258	203,649
ORIC Pharmaceuticals Inc (b)(c)	11,621	139,452
Palvella Therapeutics Inc (b)	4,528	283,860
Praxis Precision Medicines Inc (b)	1,021	54,113
Precigen Inc (b)(c)	99,064	325,921
Protagonist Therapeutics Inc (b)	41,193	2,736,451
Protalix BioTherapeutics Inc (b)	49,317	109,484
PTC Therapeutics Inc (b)	44,668	2,741,275
Recursion Pharmaceuticals Inc Class A (b)(c)	260,956	1,273,465
Rezolute Inc/old (b)	47,149	443,201
Rhythm Pharmaceuticals Inc (b)	36,999	3,736,529
Rigel Pharmaceuticals Inc (b)	12,444	352,539
Rocket Pharmaceuticals Inc (b)	9,109	29,695
Sana Biotechnology Inc (b)	10,571	37,527
Savara Inc (b)(c)	80,869	288,702
Scholar Rock Holding Corp (b)	52,717	1,963,181
SELLAS Life Sciences Group Inc (b)(c)	71,107	114,482
Sionna Therapeutics Inc	8,714	256,279
Soleno Therapeutics Inc (b)	29,522	1,995,687
Spyre Therapeutics Inc (b)	23,614	395,771
Stoke Therapeutics Inc (b)	31,677	744,410
Syndax Pharmaceuticals Inc (b)	56,155	863,945
Taysha Gene Therapies Inc (b)	150,011	490,536
Tectonic Therapeutic Inc (b)	1,329	20,852
Tevogen Bio Holdings Inc Class A (b)	11,791	9,259
TG Therapeutics Inc (b)(c)	102,852	3,715,529
Travere Therapeutics Inc (b)	58,311	1,393,633
TriSalus Life Sciences Inc Class A (b)	3,080	14,322
Twist Bioscience Corp (b)(c)	41,738	1,174,507
UroGen Pharma Ltd (b)(c)	21,450	427,928
Vera Therapeutics Inc Class A (b)	36,349	1,056,302
Veracyte Inc (b)	55,661	1,910,842
Verastem Inc (b)(c)	17,973	158,702
Vericel Corp (b)	35,576	1,119,577
Viridian Therapeutics Inc (b)	39,273	847,511
XOMA Royalty Corp (b)(c)	4,690	180,753
Zymeworks Inc (b)	35,196	601,148
		102,151,806
Health Care Equipment & Supplies - 3.6%
Accuray Inc Del (b)	68,114	113,750
Alphatec Holdings Inc (b)	81,929	1,191,248
AngioDynamics Inc (b)	6,054	67,623
Anteris Technologies Global Corp	23,993	107,969
Artivion Inc (b)	21,890	926,823
AtriCure Inc (b)	34,446	1,214,222
Axogen Inc (b)	31,006	553,147
Beta Bionics Inc	23,765	472,211
Bioventus Inc (b)	32,570	217,893
Butterfly Network Inc Class A (b)(c)	135,630	261,766
CapsoVision Inc	2,746	13,290
Carlsmed Inc	3,264	43,705
Ceribell Inc (b)	17,610	202,339
Cerus Corp (b)	130,544	207,565
ClearPoint Neuro Inc (b)	18,567	404,575
CVRx Inc (b)	11,363	91,699
Delcath Systems Inc (b)	21,044	226,223
Electromed Inc (b)	4,789	117,570
Embecta Corp	4,742	66,910
Glaukos Corp (b)	39,580	3,227,749
Haemonetics Corp (b)	34,244	1,669,053
ICU Medical Inc (b)	12,900	1,547,484
Integer Holdings Corp (b)	24,366	2,517,739
iRadimed Corp	5,751	409,241
iRhythm Technologies Inc (b)	22,593	3,885,770
Kestra Medical Technologies Ltd	8,155	193,763
KORU Medical Systems Inc (b)	30,562	117,052
Lantheus Holdings Inc (b)	48,253	2,474,896
LeMaitre Vascular Inc	14,844	1,298,998
LENSAR Inc (b)	6,644	82,053
Lucid Diagnostics Inc (b)(c)	21,519	21,734
Merit Medical Systems Inc (b)	38,410	3,196,864
Myomo Inc (b)	22,030	19,651
Neuronetics Inc (b)(c)	25,521	69,672
NeuroPace Inc (b)	16,997	175,239
Novocure Ltd (b)	71,747	926,971
OrthoPediatrics Corp (b)	2,860	52,996
Outset Medical Inc (b)	4,512	63,709
Pro-Dex Inc (b)(c)	1,497	50,673
PROCEPT BioRobotics Corp (b)(c)	37,367	1,333,628
Pulmonx Corp (b)	26,977	43,703
Pulse Biosciences Inc (b)(c)	12,512	221,463
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,380
QuidelOrtho Corp (b)	21,048	619,864
RxSight Inc (b)	24,613	221,271
Sanara Medtech Inc (b)	2,146	68,093
SANUWAVE Health Inc (b)	4,960	185,901
Semler Scientific Inc (b)(c)	1,400	42,000
Shoulder Innovations Inc	2,291	28,752
SI-BONE Inc (b)	26,830	394,938
Sight Sciences Inc (b)	29,175	100,362
STAAR Surgical Co (b)	30,269	813,328
Stereotaxis Inc (b)	40,665	126,468
Surmodics Inc (b)	9,834	293,938
Tandem Diabetes Care Inc (b)	47,209	573,117
TransMedics Group Inc (b)	23,526	2,639,617
Treace Medical Concepts Inc (b)	33,663	225,879
UFP Technologies Inc (b)	5,313	1,060,475
		37,496,012
Health Care Providers & Services - 4.9%
Addus HomeCare Corp (b)	6,213	733,072
agilon health Inc (b)	217,986	224,526
AirSculpt Technologies Inc (b)(c)	8,685	69,654
Alignment Healthcare Inc (b)	103,337	1,803,231
Ardent Health Inc (b)	1,152	15,263
Astrana Health Inc (b)	28,814	816,877
Aveanna Healthcare Holdings Inc (b)	26,123	231,711
BrightSpring Health Services Inc (b)	66,685	1,971,209
Brookdale Senior Living Inc (b)	143,631	1,216,555
Clover Health Investments Corp Class A (b)(c)	285,352	873,177
Community Health Systems Inc (b)	58,403	187,474
Concentra Group Holdings Parent Inc	78,117	1,634,989
CorVel Corp (b)	20,690	1,601,820
Ensign Group Inc/The	39,793	6,875,037
GeneDx Holdings Corp Class A (b)	13,339	1,437,144
Guardant Health Inc (b)	84,618	5,286,933
HealthEquity Inc (b)	60,466	5,730,363
Hims & Hers Health Inc Class A (b)(c)	135,023	7,658,505
Innovage Holding Corp (b)	5,533	28,549
Joint Corp/The (b)(c)	10,033	95,715
LifeStance Health Group Inc (b)	51,966	285,813
National Research Corp Class A	8,935	114,189
NeoGenomics Inc (b)	8,660	66,854
Nutex Health Inc (b)	2,423	250,344
Omada Health Inc	4,067	89,921
Oncology Institute Inc/The (b)(c)	42,377	147,896
Option Care Health Inc (b)	116,683	3,239,120
PACS Group Inc (b)	28,974	397,813
Pennant Group Inc/The (b)	23,925	603,389
Performant Healthcare Inc (b)(c)	37,392	289,040
Privia Health Group Inc (b)	81,741	2,035,351
Progyny Inc (b)	53,519	1,151,729
RadNet Inc (b)	39,110	2,980,573
SBC Medical Group Holdings Inc (b)	288	1,249
Sonida Senior Living Inc (b)	2,429	67,332
Talkspace Inc Class A (b)	101,845	281,092
US Physical Therapy Inc	6,467	549,372
Viemed Healthcare Inc (b)	24,653	167,394
		51,210,275
Health Care Technology - 0.6%
Claritev Corp Class A (b)(c)	5,350	283,978
Evolent Health Inc Class A (b)	26,979	228,242
HealthStream Inc	7,322	206,773
LifeMD Inc (b)	18,637	126,545
OptimizeRx Corp (b)	11,160	228,780
Phreesia Inc (b)	40,847	960,721
Schrodinger Inc/United States (b)	39,739	797,164
Simulations Plus Inc (b)	11,794	177,736
Teladoc Health Inc (b)	23,857	184,415
TruBridge Inc (b)	7,072	142,642
Waystar Holding Corp (b)	65,524	2,484,671
		5,821,667
Life Sciences Tools & Services - 0.2%
10X Genomics Inc Class A (b)	19,752	230,901
Adaptive Biotechnologies Corp (b)	106,268	1,589,769
Alpha Teknova Inc (b)(c)	7,173	44,401
Atlantic International Corp (b)	4,227	12,892
BioLife Solutions Inc (b)	27,179	693,336
Codexis Inc (b)	47,112	114,953
CryoPort Inc (b)	7,645	72,475
Ginkgo Bioworks Holdings Inc Class A (b)	1,750	25,515
Lifecore Biomedical Inc (b)	14,030	103,261
Mesa Laboratories Inc	3,707	248,406
Niagen Bioscience Inc (b)	36,890	344,184
OmniAb Inc (b)(c)	9,518	15,229
Quanterix Corp (b)	2,802	15,215
		3,510,537
Pharmaceuticals - 2.4%
Aardvark Therapeutics Inc	2,283	30,341
Amneal Intermediate Inc Class A (b)	92,708	928,007
Amphastar Pharmaceuticals Inc (b)	1,835	48,903
Amylyx Pharmaceuticals Inc (b)	37,929	515,455
ANI Pharmaceuticals Inc (b)	12,942	1,185,487
Aquestive Therapeutics Inc (b)	20,540	114,819
Arvinas Inc (b)	4,670	39,788
Avadel Pharmaceuticals PLC Class A (b)	63,064	962,987
Axsome Therapeutics Inc (b)	28,652	3,479,786
Biote Corp Class A (b)	6,156	18,468
Collegium Pharmaceutical Inc (b)	22,918	801,901
CorMedix Inc (b)(c)	49,746	578,546
Crinetics Pharmaceuticals Inc (b)	63,990	2,665,184
Edgewise Therapeutics Inc (b)	47,743	774,391
Enliven Therapeutics Inc (b)(c)	29,704	608,041
Esperion Therapeutics Inc (b)	47,708	126,426
Eton Pharmaceuticals Inc (b)	18,110	393,530
Evolus Inc (b)(c)	41,368	254,000
Fulcrum Therapeutics Inc (b)	2,384	21,933
Harmony Biosciences Holdings Inc (b)	31,191	859,624
Harrow Inc (b)(c)	22,307	1,074,751
Innoviva Inc (b)	39,044	712,553
Journey Medical Corp (b)	8,696	61,916
LENZ Therapeutics Inc (b)(c)	11,418	531,850
Ligand Pharmaceuticals Inc (b)	1,553	275,098
Liquidia Corp (b)	45,774	1,040,901
Maze Therapeutics Inc	939	24,348
Mind Medicine MindMed Inc (b)	16,611	195,844
Novartis AG rights (b)(e)	7,324	0
Nuvation Bio Inc Class A (b)	13,970	51,689
Ocular Therapeutix Inc (b)	100,080	1,169,935
Omeros Corp (b)(c)	40,710	166,911
Pacira BioSciences Inc (b)	2,823	72,749
Phathom Pharmaceuticals Inc (b)	8,000	94,160
Phibro Animal Health Corp Class A	14,438	584,161
Prestige Consumer Healthcare Inc (b)	6,374	397,738
scPharmaceuticals Inc (b)	27,843	157,870
SIGA Technologies Inc	23,028	210,706
Supernus Pharmaceuticals Inc (b)	3,213	153,549
Tarsus Pharmaceuticals Inc (b)	27,846	1,654,888
Theravance Biopharma Inc (b)	21,504	313,958
Trevi Therapeutics Inc (b)	61,779	565,278
Tvardi Therapeutics Inc (b)(c)	396	15,432
WaVe Life Sciences Ltd (b)	70,083	513,008
Xeris Biopharma Holdings Inc (b)	108,470	882,946
Zevra Therapeutics Inc (b)	38,361	364,813
		25,694,669
TOTAL HEALTH CARE		225,884,966

Industrials - 21.9%
Aerospace & Defense - 3.0%
AAR Corp (b)	6,307	565,549
AeroVironment Inc (b)	22,623	7,123,756
AIRO Group Holdings Inc	3,533	67,834
Archer Aviation Inc Class A (b)(c)	390,297	3,739,045
Astronics Corp (b)	19,559	892,086
Byrna Technologies Inc (b)(c)	12,800	283,648
Cadre Holdings Inc	20,116	734,435
Eve Holding Inc Class A (b)	36,091	137,507
Intuitive Machines Inc Class A (b)(c)	4,434	46,646
Kratos Defense & Security Solutions Inc (b)	118,171	10,797,284
Mercury Systems Inc (b)	8,468	655,423
Moog Inc Class A	19,936	4,140,109
Park Aerospace Corp	6,780	137,905
Redwire Corp Class A (b)(c)	34,953	314,227
Satellogic Inc Class A (b)	38,334	125,736
V2X Inc (b)	1,080	62,737
Voyager Technologies Inc Class A	6,938	206,614
VSE Corp	12,388	2,059,381
		32,089,922
Air Freight & Logistics - 0.0%
Arrive AI Inc	477	1,736
Forward Air Corp Class A (b)	5,605	143,712
		145,448
Building Products - 1.3%
AZZ Inc	20,998	2,291,512
CSW Industrials Inc	11,536	2,800,364
Griffon Corp	27,127	2,065,721
Insteel Industries Inc	7,231	277,237
Janus International Group Inc (b)	35,569	351,066
Tecnoglass Inc	17,335	1,159,885
UFP Industries Inc	2,225	208,014
Zurn Elkay Water Solutions Corp	106,492	5,008,319
		14,162,118
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	119,590	1,185,137
Brink's Co/The	29,817	3,484,415
Casella Waste Systems Inc Class A (b)	44,521	4,224,152
CECO Environmental Corp (b)	20,622	1,055,846
CompX International Inc Class A	735	17,198
CoreCivic Inc (b)	11,779	239,703
Driven Brands Holdings Inc (b)	42,201	679,858
GEO Group Inc/The (b)	95,700	1,960,893
Healthcare Services Group Inc (b)	23,285	391,887
HNI Corp	18,452	864,476
Interface Inc	4,823	139,578
Liquidity Services Inc (b)	16,433	450,757
Perma-Fix Environmental Services Inc (b)(c)	1,901	19,200
Pitney Bowes Inc	44,773	510,860
Quad/Graphics Inc Class A	14,383	90,038
		15,313,998
Construction & Engineering - 3.5%
Arcosa Inc	9,617	901,209
Argan Inc	9,389	2,535,499
Bowman Consulting Group Ltd (b)	9,436	399,709
Centuri Holdings Inc (b)	50,134	1,061,337
Concrete Pumping Holdings Inc	881	6,211
Construction Partners Inc Class A (b)	33,268	4,225,036
Dycom Industries Inc (b)	19,868	5,796,688
Granite Construction Inc	26,663	2,923,598
IES Holdings Inc (b)	6,395	2,542,972
Limbach Holdings Inc (b)	7,482	726,652
Matrix Service Co (b)	4,329	56,623
MYR Group Inc (b)	10,908	2,269,191
Orion Group Holdings Inc (b)	4,960	41,267
Primoris Services Corp	35,904	4,930,696
Sterling Infrastructure Inc (b)	21,147	7,183,214
		35,599,902
Electrical Equipment - 3.2%
Allient Inc	657	29,401
American Superconductor Corp (b)	31,053	1,844,238
Amprius Technologies Inc (b)	65,822	692,447
Array Technologies Inc (b)(c)	23,240	189,406
Bloom Energy Corp Class A (b)(c)	152,125	12,865,211
Complete Solaria Inc Class A (b)(c)	9,854	17,343
EnerSys	1,533	173,168
Enovix Corp Class B (b)(c)	117,341	1,169,890
Eos Energy Enterprises Inc (b)(c)	180,984	2,061,408
Fluence Energy Inc Class A (b)(c)	43,465	469,422
KULR Technology Group Inc (b)(c)	25,303	105,260
LSI Industries Inc	14,380	339,512
NANO Nuclear Energy Inc (b)(c)	20,642	795,956
NEXTracker Inc Class A (b)	82,722	6,120,601
NuScale Power Corp Class A (b)(c)	89,811	3,233,196
Powell Industries Inc (c)	6,787	2,068,745
Power Solutions International Inc (b)	4,255	417,926
Preformed Line Products Co	128	25,107
Shoals Technologies Group Inc (b)	19,096	141,501
SKYX Platforms Corp (b)	43,719	48,965
Thermon Group Holdings Inc (b)	2,890	77,221
Vicor Corp (b)	16,499	820,330
		33,706,254
Ground Transportation - 0.1%
Covenant Logistics Group Inc Class A	2,467	53,435
Ftai Infrastructure Inc	76,401	333,108
Hertz Global Holdings Inc (b)(c)	83,422	567,271
RXO Inc (b)	6,772	104,153
Werner Enterprises Inc	6,372	167,711
		1,225,678
Machinery - 5.1%
Alamo Group Inc	2,238	427,234
Albany International Corp Class A	6,480	345,384
Atmus Filtration Technologies Inc	53,406	2,408,077
Blue Bird Corp (b)	22,550	1,297,753
Chart Industries Inc (b)	32,050	6,414,808
Douglas Dynamics Inc	13,874	433,701
Energy Recovery Inc (b)	37,616	580,039
Enerpac Tool Group Corp Class A	38,326	1,571,366
Enpro Inc	1,917	433,242
ESCO Technologies Inc	18,423	3,889,280
Federal Signal Corp	42,557	5,063,857
Franklin Electric Co Inc	28,292	2,693,398
Gorman-Rupp Co/The	15,055	698,703
Graham Corp (b)	7,349	403,460
JBT Marel Corp	17,826	2,503,662
Kadant Inc	8,348	2,484,198
Lindsay Corp	7,768	1,091,870
Mayville Engineering Co Inc (b)	983	13,525
Microvast Holdings Inc (b)	89,608	344,991
Mueller Water Products Inc Class A1	110,501	2,819,986
Omega Flex Inc	2,528	78,836
REV Group Inc	34,500	1,955,115
Richtech Robotics Inc Class B (b)(c)	48,843	209,536
SPX Technologies Inc (b)	34,162	6,380,778
Standex International Corp	6,982	1,479,486
Trinity Industries Inc	27,047	758,398
Watts Water Technologies Inc Class A	19,444	5,430,320
Worthington Enterprises Inc	7,125	395,366
		52,606,369
Passenger Airlines - 0.6%
Allegiant Travel Co (b)(c)	1,810	109,994
flyExclusive Inc Class A (b)	824	4,071
Frontier Group Holdings Inc (b)(c)	40,400	178,366
Joby Aviation Inc Class A (b)	327,058	5,278,716
Sun Country Airlines Holdings Inc (b)	20,541	242,589
		5,813,736
Professional Services - 2.7%
Acuren Corp	28,186	375,156
Barrett Business Services Inc	17,596	779,855
BlackSky Technology Inc Class A (b)(c)	21,955	442,393
Cbiz Inc (b)	35,131	1,860,538
CRA International Inc	4,719	984,053
CSG Systems International Inc	17,536	1,128,968
Exponent Inc	36,001	2,501,349
First Advantage Corp (b)	38,157	587,236
Franklin Covey Co (b)	6,574	127,601
HireQuest Inc	429	4,127
Huron Consulting Group Inc (b)	12,056	1,769,459
IBEX Holdings Ltd (b)	7,622	308,843
Innodata Inc (b)(c)	21,855	1,684,365
Insperity Inc	25,683	1,263,604
Kforce Inc	10,704	320,906
Korn Ferry	16,698	1,168,526
Legalzoom.com Inc (b)	84,726	879,456
Maximus Inc	40,093	3,663,298
Planet Labs PBC Class A (b)	165,156	2,143,725
Rcm Technologies Inc (b)	3,479	92,367
Resolute Holdings Management Inc	1,158	83,550
Spire Global Inc Class A (b)	19,385	213,041
TriNet Group Inc	21,287	1,423,887
Upwork Inc (b)	87,446	1,623,872
Verra Mobility Corp Class A (b)	113,107	2,793,744
Willdan Group Inc (b)	6,692	647,049
		28,870,968
Trading Companies & Distributors - 0.9%
Alta Equipment Group Inc Class A	2,469	17,876
Distribution Solutions Group Inc (b)	6,264	188,421
DXP Enterprises Inc/TX (b)	9,274	1,104,255
GATX Corp	1,958	342,258
Global Industrial Co	10,147	372,090
Herc Holdings Inc	23,153	2,701,030
Karat Packaging Inc	6,072	153,075
McGrath RentCorp	13,192	1,547,422
Rush Enterprises Inc Class A	23,985	1,282,478
Rush Enterprises Inc Class B	2,660	152,737
Transcat Inc (b)	3,275	239,730
Willis Lease Finance Corp	195	26,733
Xometry Inc Class A (b)(c)	30,735	1,674,135
		9,802,240
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	15,017	148,218
TOTAL INDUSTRIALS		229,484,851

Information Technology - 20.5%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	52,537	492,797
Applied Optoelectronics Inc (b)(c)	30,479	790,320
BK Technologies Corp (b)	2,123	179,351
Calix Inc (b)	41,730	2,560,970
Clearfield Inc (b)	3,541	121,740
CommScope Holding Co Inc (b)	93,471	1,446,931
Extreme Networks Inc (b)	93,781	1,936,578
Harmonic Inc (b)	19,953	203,122
Inseego Corp (b)(c)	1,652	24,730
Viavi Solutions Inc (b)	156,392	1,984,614
		9,741,153
Electronic Equipment, Instruments & Components - 3.3%
908 Devices Inc (b)	14,811	129,744
Advanced Energy Industries Inc	26,728	4,547,503
Aeva Technologies Inc (b)	21,642	313,809
Arlo Technologies Inc (b)	70,804	1,200,128
Badger Meter Inc	21,016	3,753,037
Belden Inc	28,060	3,374,776
Climb Global Solutions Inc	2,741	369,596
CTS Corp	2,963	118,342
Daktronics Inc (b)	4,787	100,144
Evolv Technologies Holdings Inc Class A (b)	81,657	616,510
Frequency Electronics Inc (b)	4,657	157,919
Insight Enterprises Inc (b)	6,957	788,993
Itron Inc (b)	15,561	1,938,278
Knowles Corp (b)	4,099	95,548
M-Tron Industries Inc (b)	1,735	96,258
MicroVision Inc (b)(c)	111,367	138,095
Mirion Technologies Inc Class A (b)	166,469	3,872,069
Napco Security Technologies Inc	24,627	1,057,730
Neonode Inc (b)	7,141	24,922
nLight Inc (b)	2,213	65,571
Novanta Inc (b)	25,562	2,560,034
OSI Systems Inc (b)	11,354	2,829,871
Ouster Inc Class A (b)	36,180	978,669
PAR Technology Corp (b)	16,500	653,070
Plexus Corp (b)	17,688	2,559,277
Red Cat Holdings Inc (b)(c)	60,329	624,405
Sanmina Corp (b)	16,551	1,905,186
Vuzix Corp (b)(c)	42,671	133,560
		35,003,044
IT Services - 0.6%
Applied Digital Corp (b)(c)	115,184	2,642,321
Backblaze Inc Class A (b)	37,846	351,211
BigBear.ai Holdings Inc (b)	47,805	311,689
Commerce.com Inc (b)	46,564	232,354
Crexendo Inc (b)	10,251	66,632
CSP Inc	4,237	48,937
DigitalOcean Holdings Inc (b)	48,615	1,660,688
Grid Dynamics Holdings Inc (b)	37,846	291,793
Hackett Group Inc/The	16,385	311,479
Information Services Group Inc	9,038	51,969
Rackspace Technology Inc (b)	15,012	21,167
TSS Inc/MD (b)	12,894	233,510
Tucows Inc Class A (b)(c)	729	13,526
Unisys Corp (b)	37,606	146,663
		6,383,939
Semiconductors & Semiconductor Equipment - 5.1%
Aehr Test Systems (b)(c)	16,141	486,006
Aeluma Inc (b)	876	14,104
Ambarella Inc (b)	28,825	2,378,639
Ambiq Micro Inc	2,118	63,371
Atomera Inc (b)(c)	20,660	91,317
Axcelis Technologies Inc (b)	1,714	167,355
Blaize Holdings Inc Class A (b)(c)	33,278	114,809
CEVA Inc (b)	14,546	384,160
Credo Technology Group Holding Ltd (b)	104,966	15,284,099
FormFactor Inc (b)	41,419	1,508,480
Impinj Inc (b)	18,393	3,324,535
Kopin Corp (b)	112,418	273,176
MaxLinear Inc Class A (b)	7,454	119,860
Navitas Semiconductor Corp Class A (b)(c)	15,842	114,379
NVE Corp	3,420	223,223
PDF Solutions Inc (b)	22,561	582,525
Power Integrations Inc	40,338	1,621,991
Rambus Inc (b)	76,477	7,968,903
Rigetti Computing Inc Class A (b)(c)	226,385	6,744,009
Semtech Corp (b)	61,788	4,414,753
Silicon Laboratories Inc (b)	22,856	2,997,107
SiTime Corp (b)	15,113	4,553,698
SkyWater Technology Inc (b)(c)	18,564	346,404
Synaptics Inc (b)	2,373	162,171
Ultra Clean Holdings Inc (b)	2,178	59,351
		53,998,425
Software - 9.1%
A10 Networks Inc	43,218	784,407
ACI Worldwide Inc (b)	74,752	3,944,663
Adeia Inc	67,938	1,141,358
Agilysys Inc (b)	18,407	1,937,337
Airship AI Holdings Inc Class A (b)(c)	11,159	57,692
Alarm.com Holdings Inc (b)	33,874	1,798,032
Alkami Technology Inc (b)(c)	48,216	1,197,685
Amplitude Inc Class A (b)	63,153	677,000
Appian Corp Class A (b)	27,859	851,650
Arteris Inc (b)	1,899	19,180
Asana Inc Class A (b)	61,191	817,512
AudioEye Inc (b)	5,672	78,614
AvePoint Inc Class A (b)	94,634	1,420,456
Bitdeer Technologies Group Class A (b)(c)	63,451	1,084,378
Blackbaud Inc (b)	21,929	1,410,254
BlackLine Inc (b)	37,004	1,964,912
Blend Labs Inc Class A (b)	148,322	541,375
Box Inc Class A (b)	77,201	2,491,276
Braze Inc Class A (b)	56,715	1,612,975
C3.ai Inc Class A (b)(c)	87,188	1,511,840
Cerence Inc (b)(c)	8,918	111,118
Clear Secure Inc Class A	59,207	1,976,330
Clearwater Analytics Holdings Inc Class A (b)	174,698	3,148,058
Commvault Systems Inc (b)	31,692	5,982,817
Core Scientific Inc (b)(c)	167,412	3,003,371
CoreCard Corp (b)	3,982	107,195
CS Disco Inc (b)	12,058	77,895
Daily Journal Corp (b)(c)	693	322,342
Digimarc Corp (b)(c)	11,070	108,154
Digital Turbine Inc (b)	48,157	308,205
Domo Inc Class B (b)	19,862	314,614
eGain Corp (b)	8,720	75,951
EverCommerce Inc (b)(c)	10,469	116,520
Expensify Inc Class A (b)	22,869	42,308
Five9 Inc (b)	54,395	1,316,359
Freshworks Inc Class A (b)	142,832	1,681,133
I3 Verticals Inc Class A (b)(c)	1,174	38,108
Intapp Inc (b)	40,196	1,644,016
InterDigital Inc	18,358	6,337,733
Jamf Holding Corp (b)	51,003	545,732
Kaltura Inc (b)	63,958	92,100
Life360 Inc (b)(c)	11,357	1,207,249
LiveRamp Holdings Inc (b)	45,732	1,241,166
Meridianlink Inc (b)	22,551	449,441
Mitek Systems Inc (b)	6,428	62,802
NextNav Inc Class A (b)	62,171	889,045
OneSpan Inc	3,232	51,356
Ooma Inc (b)	18,053	216,455
Pagaya Technologies Ltd Class A (b)(c)	32,739	972,021
PagerDuty Inc (b)	60,362	997,180
Porch Group Inc (b)	45,849	769,346
Progress Software Corp (b)	30,519	1,340,700
PROS Holdings Inc (b)	30,940	708,835
Q2 Holdings Inc (b)	44,062	3,189,648
Qualys Inc (b)	25,882	3,424,965
Rapid7 Inc (b)	45,671	856,331
Red Violet Inc (c)	7,998	417,896
ReposiTrak Inc	8,025	118,931
Rezolve AI PLC (b)(c)	103,583	515,843
Rimini Street Inc (b)	5,962	27,902
SEMrush Holdings Inc Class A (b)	36,246	256,622
SoundHound AI Inc Class A (b)(c)	259,539	4,173,387
SoundThinking Inc (b)	6,795	81,948
Sprinklr Inc Class A (b)	79,630	614,744
Sprout Social Inc Class A (b)	36,591	472,756
SPS Commerce Inc (b)	26,981	2,809,801
Synchronoss Technologies Inc (b)	7,281	44,268
Tenable Holdings Inc (b)	85,991	2,507,498
Terawulf Inc (b)(c)	189,643	2,165,723
Varonis Systems Inc (b)	78,232	4,495,993
Vertex Inc Class A (b)	45,977	1,139,770
Viant Technology Inc Class A (b)	9,610	82,934
Weave Communications Inc (b)	41,285	275,784
Workiva Inc Class A (b)	35,618	3,065,997
Yext Inc (b)	71,811	611,830
Zeta Global Holdings Corp Class A (b)	131,863	2,620,118
		95,568,940
Technology Hardware, Storage & Peripherals - 1.5%
CompoSecure Inc Class A (b)(c)	27,782	578,421
CPI Card Group Inc (b)	4,184	63,345
Diebold Nixdorf Inc (b)	16,861	961,583
IonQ Inc (b)(c)	195,928	12,049,572
Quantum Computing Inc (b)(c)	94,916	1,747,404
Turtle Beach Corp (b)	7,174	114,067
		15,514,392
TOTAL INFORMATION TECHNOLOGY		216,209,893

Materials - 3.3%
Chemicals - 1.7%
ASP Isotopes Inc (b)	54,113	520,567
Balchem Corp	23,320	3,499,399
Cabot Corp	35,891	2,729,511
Chemours Co/The	107,175	1,697,652
Flotek Industries Inc (b)	2,765	40,369
Hawkins Inc	13,821	2,525,373
Ingevity Corp (b)	25,951	1,432,236
Innospec Inc	900	69,444
PureCycle Technologies Inc (b)(c)	92,459	1,215,836
Sensient Technologies Corp	29,944	2,810,244
Solesence Inc (b)	13,348	42,981
		16,583,612
Construction Materials - 0.4%
Knife River Corp (b)	40,539	3,116,233
Smith-Midland Corp (b)(c)	1,935	71,402
United States Lime & Minerals Inc	7,728	1,016,618
		4,204,253
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA	25,202	100,556
Myers Industries Inc	3,695	62,593
O-I Glass Inc (b)	26,608	345,106
		508,255
Metals & Mining - 1.2%
Alpha Metallurgical Resources Inc (b)	2,468	404,974
American Battery Technology Co (b)(c)	33,035	160,550
Century Aluminum Co (b)	37,670	1,105,991
Coeur Mining Inc (b)	227,014	4,258,783
Compass Minerals International Inc (b)	18,621	357,523
Constellium SE (b)	37,084	551,810
Contango ORE Inc (b)	6,036	150,477
Dakota Gold Corp (b)	60,808	276,676
Hecla Mining Co	100,390	1,214,719
Idaho Strategic Resources Inc (b)(c)	9,124	308,300
Ivanhoe Electric Inc / US (b)(c)	51,775	649,776
Kaiser Aluminum Corp	5,931	457,636
Materion Corp	2,818	340,443
NioCorp Developments Ltd (b)	49,057	327,701
Perpetua Resources Corp (United States) (b)(c)	53,103	1,074,274
Ramaco Resources Inc Class A (b)	20,460	679,067
United States Antimony Corp (b)(c)	65,679	407,210
US Gold Corp (b)	8,735	143,953
		12,869,863
Paper & Forest Products - 0.0%
Sylvamo Corp	6,546	289,464
TOTAL MATERIALS		34,455,447

Real Estate - 1.9%
Diversified REITs - 0.0%
Gladstone Commercial Corp	6,054	74,585
Health Care REITs - 0.3%
American Healthcare REIT Inc	39,807	1,672,293
CareTrust REIT Inc	14,838	514,582
National Health Investors Inc	7,386	587,187
Strawberry Fields REIT Inc	4,718	58,031
Universal Health Realty Income Trust	7,884	308,816
		3,140,909
Hotel & Resort REITs - 0.5%
DiamondRock Hospitality Co	84,120	669,595
Ryman Hospitality Properties Inc	43,710	3,915,979
Sunstone Hotel Investors Inc	9,610	90,046
Xenia Hotels & Resorts Inc	10,433	143,141
		4,818,761
Real Estate Management & Development - 0.5%
Compass Inc Class A (b)	330,821	2,656,493
eXp World Holdings Inc (c)	62,171	662,743
Maui Land & Pineapple Co Inc (b)	4,567	85,128
St Joe Co/The	27,121	1,341,947
		4,746,311
Residential REITs - 0.0%
Apartment Investment and Management Co Class A	53,954	427,855
Clipper Realty Inc	677	2,573
NexPoint Residential Trust Inc	5,001	161,132
UMH Properties Inc	56,185	834,347
		1,425,907
Retail REITs - 0.4%
Alexander's Inc	1,520	356,425
CBL & Associates Properties Inc	9,776	298,950
NETSTREIT Corp	16,445	296,997
Phillips Edison & Co Inc	16,053	551,099
Saul Centers Inc	7,994	254,769
Tanger Inc	71,519	2,420,203
		4,178,443
Specialized REITs - 0.2%
Outfront Media Inc	99,002	1,813,717
PotlatchDeltic Corp	2,973	121,149
		1,934,866
TOTAL REAL ESTATE		20,319,782

Utilities - 0.6%
Electric Utilities - 0.3%
Genie Energy Ltd Class B	1,503	22,470
MGE Energy Inc	13,584	1,143,501
Oklo Inc Class A (b)(c)	17,998	2,009,117
Otter Tail Corp	1,863	152,710
		3,327,798
Gas Utilities - 0.1%
Chesapeake Utilities Corp	5,530	744,836
RGC Resources Inc	340	7,629
		752,465
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	20,408	399,385
Montauk Renewables Inc (b)	10,077	20,254
		419,639
Water Utilities - 0.2%
American States Water Co	17,848	1,308,616
Cadiz Inc (b)	38,836	183,306
Consolidated Water Co Ltd	3,212	113,319
Global Water Resources Inc	8,375	86,263
Middlesex Water Co	1,919	103,856
York Water Co/The	1,589	48,337
		1,843,697
TOTAL UTILITIES		6,343,599

TOTAL UNITED STATES		1,004,309,443
TOTAL COMMON STOCKS (Cost $804,295,026)		1,047,924,709

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h)(i) (Cost $256,732)	4.15	258,000	256,762

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.21	5,868,482	5,869,655
Fidelity Securities Lending Cash Central Fund (j)(k)	4.19	114,350,860	114,362,295
TOTAL MONEY MARKET FUNDS (Cost $120,231,950)			120,231,950

TOTAL INVESTMENT IN SECURITIES - 110.9% (Cost $924,783,708)	1,168,413,421
NET OTHER ASSETS (LIABILITIES) - (10.9)% (f)	(114,452,646)
NET ASSETS - 100.0%	1,053,960,775

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
Chicago Mercantile Exchange Russell 2000 Index Contracts (United States)	52	12/19/2025	6,384,300	61,899	61,899

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $562,289 or 0.1% of net assets.

(e)	Level 3 security.
(f)	Includes $149,653 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,762.
(i)	Zero coupon bond which is issued at a discount.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,931,277.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,106,536	43,335,469	55,572,636	34,134	286	-	5,869,655	5,868,482	0.0%
Fidelity Securities Lending Cash Central Fund	68,456,827	139,788,277	93,882,809	362,414	-	-	114,362,295	114,350,860	0.4%
Total	86,563,363	183,123,746	149,455,445	396,548	286	-	120,231,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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